Right-of-use assets and lease liability (Details Narrative) - BRL (R$)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Right-of-use Assets And Lease Liability
Disposals of right of use assets	R$ 305,647	R$ 425,659